Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Document Period End Date	Aug. 31, 2024
C000074269 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class A
Trading Symbol	MGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Global Real Estate Fund (fund) provided a total return of 14.78%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	14.78%	3.26%	5.24%
A with initial sales charge (5.75%)	8.18%	2.05%	4.62%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.09%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,503,453,782
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,936,661	[1]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%

C000074270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class B
Trading Symbol	MGLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$208	1.94%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Global Real Estate Fund (fund) provided a total return of 13.92%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	13.92%	2.49%	4.60%
B with CDSC (declining over six years from 4% to 0%)×	9.92%	2.13%	4.60%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

Performance Inception Date	Dec. 19, 2014
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,503,453,782
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,936,661	[2]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%

C000074271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class C
Trading Symbol	MGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$207	1.94%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Global Real Estate Fund (fund) provided a total return of 13.91%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	13.91%	2.49%	4.60%
C with CDSC (1% for 12 months)×	12.91%	2.49%	4.60%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

Performance Inception Date	Dec. 19, 2014
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,503,453,782
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,936,661	[3]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%

C000074272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class I
Trading Symbol	MGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Global Real Estate Fund (fund) provided a total return of 15.09%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	15.09%	3.52%	5.49%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.09%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,503,453,782
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,936,661	[4]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%

C000074273 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R1
Trading Symbol	MGLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$207	1.94%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Global Real Estate Fund (fund) provided a total return of 13.88%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	13.88%	2.48%	4.60%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 19, 2014
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,503,453,782
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,936,661	[5]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%

C000074274 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R2
Trading Symbol	MGLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$154	1.44%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Global Real Estate Fund (fund) provided a total return of 14.46%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	14.46%	2.99%	5.12%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 19, 2014
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,503,453,782
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,936,661	[6]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%

C000074275 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R3
Trading Symbol	MGLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Global Real Estate Fund (fund) provided a total return of 14.75%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	14.75%	3.25%	5.39%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 19, 2014
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,503,453,782
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,936,661	[7]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%

C000074276 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R4
Trading Symbol	MGLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Global Real Estate Fund (fund) provided a total return of 15.00%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	15.00%	3.53%	5.65%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 19, 2014
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,503,453,782
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,936,661	[8]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%

C000117929 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R6
Trading Symbol	MGLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Global Real Estate Fund (fund) provided a total return of 15.13%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	15.13%	3.61%	5.58%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.09%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,503,453,782
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,936,661	[9]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%

[1]	Includes the effect of any management fee waivers.
[2]	Includes the effect of any management fee waivers.
[3]	Includes the effect of any management fee waivers.
[4]	Includes the effect of any management fee waivers.
[5]	# Includes the effect of any management fee waivers.
[6]	Includes the effect of any management fee waivers.
[7]	Includes the effect of any management fee waivers.
[8]	Includes the effect of any management fee waivers.
[9]	Includes the effect of any management fee waivers.